SCHEDULE OF LONG TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Less: unamortized debt issuance costs	$ (2,445)	$ (3,613)
Total loans and borrowings	271,680	323,122
Less: current installments	(64,500)	(68,735)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	207,180	254,387
Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Long-term debt obligations	274,125	322,500
Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term debt obligations
Working Capital Facilities [Member]
Line of Credit Facility [Line Items]
Long-term debt obligations		$ 4,235